PIMCO Funds

Supplement Dated March 31, 2020 to the Tax-Efficient Strategy Funds Prospectus

dated July 31, 2019, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO National Intermediate Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund (each, a "Fund" and together, the "Funds")

Effective immediately, each of the PIMCO California Intermediate Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund is jointly and primarily managed by David Hammer and Rachel Betton. Accordingly, effective immediately, the paragraph in the "Investment Adviser/Portfolio Managers" section in each Fund's Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly and primarily managed by David Hammer and Rachel Betton. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since June 2016. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020.

Effective immediately, each of the PIMCO California Short Duration Municipal Income Fund and PIMCO Short Duration Municipal Income Fund is jointly and primarily managed by David Hammer and Rachel Betton. Accordingly, effective immediately, the paragraph in the "Investment Adviser/Portfolio Managers" section in each Fund's Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly and primarily managed by David Hammer and Rachel Betton. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020.

In addition, effective immediately, disclosure concerning the Funds' portfolio managers in the table in the "Management of the Funds—Individual Portfolio Managers" section of the Prospectus is deleted and replaced with the following:

Portfolio
Fund	Manager	Since	Recent Professional Experience
PIMCO California Intermediate	Rachel	1/20	Senior Vice President, PIMCO. Ms. Betton
Municipal Bond Fund	Betton		is a member of the municipal bond
PIMCO California Short Duration		1/20	portfolio management team. Prior to
Municipal Income Fund			joining PIMCO in 2013, she was a
PIMCO National Intermediate		1/20	municipal high yield and distressed trader
Municipal Bond Fund			at Morgan Stanley. Additionally, she was a
PIMCO Short Duration Municipal			public finance banker, focusing on
1/20
Income Fund			municipal asset-backed securitizations and
revenue-backed credits in the Midwest.

She has investment and financial services experience since 2006 and holds an undergraduate degree from Wesleyan University.

PIMCO California Intermediate	David	6/16 Executive Vice President, PIMCO. Mr.
Municipal Bond Fund	Hammer	Hammer is a head of the municipal bond
PIMCO California Short Duration		8/15 portfolio management team. He rejoined
Municipal Income Fund		PIMCO in May 2015 after serving as
PIMCO National Intermediate		6/16 Managing Director and Head of Municipal
Municipal Bond Fund		Trading, Risk Management and Research
PIMCO Short Duration Municipal		8/15 at Morgan Stanley, and previously he was
Income Fund		a Senior Vice President of PIMCO. Prior
to joining PIMCO in 2012, he was an
Executive Director for Morgan Stanley,
where he served as head of the high yield
and distressed municipal bond trading
group.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_033120

PIMCO Funds

Supplement Dated March 31, 2020 to the Statement of Additional Information

dated July 31, 2019, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO National Intermediate Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund (each, a "Fund" and together, the "Funds")

Effective immediately, the Funds are jointly and primarily managed by David Hammer and Rachel Betton.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled "Portfolio Managers—Other Accounts Managed" in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective March 31, 2020, the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO National Intermediate Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund are jointly and primarily managed by David Hammer and Rachel Betton.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled "Portfolio Managers—Securities Ownership" in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_033120